Crewing costs	12 Months Ended
Dec. 31, 2025
Crewing cost [Abstract]
Crewing costs	Crewing costs
The following table sets forth the components of our crew expenses, including crew benefits, during the years ended December 31, 2025, 2024, and 2023, respectively.

	For the year ended December 31,
In thousands of U.S. dollars	2025	2024	2023
Short term crew benefits (i.e. wages, victualing, insurance)	136,407	148,931	150,194
Other crewing related costs	22,874	25,497	24,633
	$159,281	$174,428	$174,827
There are no material post-employment benefits for our crew.